Cover	Dec. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2024
Entity File Number	811-23997
Entity Registrant Name	Tortoise Capital Series Trust
Entity Central Index Key	0002034406
Entity Tax Identification Number	26-0573018
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	5901 College Boulevard
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	981-1020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of beneficial interest, par value $0.001 per share
Trading Symbol	TPZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false